Stockholder's Equity (Shares reserved for future issuance) (Details) - shares	Sep. 30, 2019	Dec. 31, 2018
Common Stock, Capital Shares Reserved for Future Issuance	3,210,194
C3J [Member]
Common Stock, Capital Shares Reserved for Future Issuance		825,225
Equity Incentive Plan 2016 [Member] | C3J [Member]
Common Stock, Capital Shares Reserved for Future Issuance		271,875
Stock Options [Member] | C3J [Member]
Common Stock, Capital Shares Reserved for Future Issuance		136,479
Restricted Stock [Member] | C3J [Member]
Common Stock, Capital Shares Reserved for Future Issuance		416,871